Schedule of Investments (unaudited)	iShares® MSCI South Africa ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 14.0%
Absa Group Ltd.	1,170,544	$9,158,892
Capitec Bank Holdings Ltd.	120,190	8,228,539
Nedbank Group Ltd.	634,153	6,694,726
Standard Bank Group Ltd.	1,857,870	14,286,059
		38,368,216
Capital Markets — 1.4%
Reinet Investments SCA	187,820	3,714,728

Chemicals — 3.4%
Sasol Ltd.	788,225	9,216,679

Financial Services — 9.6%
FirstRand Ltd.	6,993,731	21,447,137
Remgro Ltd.	726,981	4,837,753
		26,284,890
Diversified REITs — 1.0%
Growthpoint Properties Ltd.	4,700,620	2,786,700

Consumer Staples Distribution & Retail — 7.6%
Bid Corp. Ltd.	463,130	9,864,684
Clicks Group Ltd.	334,741	3,980,818
Shoprite Holdings Ltd.	692,606	6,867,248
		20,712,750
Industrial Conglomerates — 1.7%
Bidvest Group Ltd. (The)	397,177	4,790,194

Insurance — 6.2%
Discovery Ltd.(a)	739,920	4,969,260
Old Mutual Ltd.	6,728,872	3,641,056
OUTsurance Group Ltd., NVS	1,150,932	1,847,328
Sanlam Ltd.	2,453,644	6,458,022
		16,915,666
Media — 0.9%
MultiChoice Group	515,327	2,563,209

Metals & Mining — 24.0%
African Rainbow Minerals Ltd.	156,012	1,631,821
Anglo American Platinum Ltd.	91,157	5,243,938
AngloGold Ashanti Ltd.	580,134	14,123,514
Gold Fields Ltd.	1,237,253	18,758,578
Harmony Gold Mining Co. Ltd.	761,963	3,605,099
Impala Platinum Holdings Ltd.	1,182,589	9,495,028
Kumba Iron Ore Ltd.	88,430	1,944,283
Northam Platinum Holdings Ltd.(a)	489,180	4,026,812
Sibanye Stillwater Ltd.	3,901,765	6,893,928
		65,723,001
Security	Shares	Value

Broadline Retail — 17.1%
Naspers Ltd., Class N	282,944	$42,683,059
Woolworths Holdings Ltd.	1,322,308	3,994,277
		46,677,336
Oil, Gas & Consumable Fuels — 1.0%
Exxaro Resources Ltd.	334,932	2,720,731

Pharmaceuticals — 1.6%
Aspen Pharmacare Holdings Ltd.	520,393	4,526,575

Real Estate Management & Development — 1.4%
NEPI Rockcastle NV	652,546	3,727,558

Specialty Retail — 2.2%
Foschini Group Ltd. (The)	452,122	1,922,444
Mr. Price Group Ltd.	352,137	2,215,640
Pepkor Holdings Ltd.(b)	2,774,283	1,985,173
		6,123,257
Wireless Telecommunication Services — 6.8%
MTN Group Ltd.	2,211,009	13,676,160
Vodacom Group Ltd.	880,666	4,929,273
		18,605,433
Total Long-Term Investments — 99.9%
(Cost: $427,073,968)		273,456,923

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	190,000	190,000

Total Short-Term Securities — 0.1%
(Cost: $190,000)		190,000

Total Investments — 100.0%
(Cost: $427,263,968)		273,646,923

Liabilities in Excess of Other Assets — (0.0)%		(50,901)

Net Assets — 100.0%		$273,596,022

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/22	at Cost		from Sale	Gain (Loss)	(Depreciation)	05/31/23	05/31/23	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,256	(b)	$—	$(1,256)	$—	$—	—	$9,130	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	10,000	(b)	—	—	—	190,000	190,000	4,667		—
					$(1,256)	$—	$190,000		$13,797		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	5	06/15/23	$178	$(7,142)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$101,234,468	$172,222,455	$—	$273,456,923
Short-Term Securities
Money Market Funds	190,000	—	—	190,000
	$101,424,468	$172,222,455	$—	$273,646,923

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(7,142)	$—	$(7,142)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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